Condensed Consolidated Statement of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	Share Capital	Share premium	Treasury Shares	Merger reserve	Translation reserve	Other reserve	Retained earnings/ (accumulated deficit)	Total parent equity	Non-controlling interests
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2022		289,161,653		(10,595,347)
Equity at beginning of period at Dec. 31, 2022	$ 547,589	$ 5,455	$ 289,624	$ (26,492)	$ 138,506	$ 89	$ (14,478)	$ 149,516	$ 542,220	$ 5,369
Net income/(loss)	(25,551)							(25,004)	(25,004)	(546)
Other comprehensive income/(loss) for the period	92					92			92
Total comprehensive income/(loss) for the year	(25,458)					92		(25,004)	(24,912)	(546)
Deconsolidation of Subsidiary	(9,085)									(9,085)
Exercise of stock options (in shares)		306,506		149,226
Exercise of stock options	961	$ 6	638	$ 327			(10)		961
Purchase of treasury stock (in shares)				(2,510,887)
Purchase of Treasury stock	(7,276)			$ (7,276)					(7,276)
Equity-settled share-based awards expense	1,742						1,465		1,465	277
Settlement of restricted stock units (in shares)				161,678
Settlement of restricted stock units	424			$ 337			87		424
Expiration of share options in subsidiary	0						786		786	(786)
Other	(6)									(6)
Ending balance number of shares outstanding (in shares) at Jun. 30, 2023		289,468,159		(12,795,330)
Equity at end of period at Jun. 30, 2023	508,891	$ 5,461	290,262	$ (33,105)	138,506	182	(12,149)	124,512	513,669	(4,778)
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2022		289,161,653		(10,595,347)
Equity at beginning of period at Dec. 31, 2022	$ 547,589	$ 5,455	289,624	$ (26,492)	138,506	89	(14,478)	149,516	542,220	5,369
Purchase of treasury stock (in shares)	(17,614,428)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2023		289,468,159		(17,614,428)
Equity at end of period at Dec. 31, 2023	$ 458,232	$ 5,461	290,262	$ (44,626)	138,506	182	(9,538)	83,820	464,066	(5,835)
Net income/(loss)	(48,883)							(41,773)	(41,773)	(7,111)
Other comprehensive income/(loss) for the period	0
Total comprehensive income/(loss) for the year	(48,883)					0		(41,773)	(41,773)	(7,111)
Exercise of stock options (in shares)		0		412,729
Exercise of stock options	895	$ 0	0	$ 1,041			(146)		895
Repurchase and cancellation of ordinary shares from Tender Offer (in shares)		(31,540,670)
Repurchase and cancellation of ordinary shares from Tender Offer	(104,558)	$ (600)					600	(104,558)	(104,558)
Purchase of treasury stock (in shares)				(1,903,990)
Purchase of Treasury stock	(4,819)			$ (4,819)					(4,819)
Equity-settled share-based awards expense	4,039						754		754	3,285
Settlement of restricted stock units (in shares)				599,512
Settlement of restricted stock units	1,301			$ 1,512			(211)		1,301
Expiration of share options in subsidiary	0						1		1	(1)
Ending balance number of shares outstanding (in shares) at Jun. 30, 2024		257,927,489		(18,506,177)
Equity at end of period at Jun. 30, 2024	$ 306,206	$ 4,860	$ 290,262	$ (46,892)	$ 138,506	$ 182	$ (8,541)	$ (62,510)	$ 315,867	$ (9,661)